DERIVATIVE INSTRUMENTS - Batu Hijau Contingent Consideration (Details) - Contingent Payment - Not Designated as Hedging Instrument $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Net income (loss) from discontinued operations
Batu Hijau Contingent Consideration
Change in value of contingent consideration	$ 10
Tax effect	4
Other noncurrent assets
Batu Hijau Contingent Consideration
Batu Hijau contingent consideration	$ 23